Financial instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents At Carrying Value	$ 7,068	$ 13,262	$ 22,657	$ 33,388